Schedule of Operating Leases (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Total operating lease cost	¥ 6,643	¥ 6,179
Cash paid for amounts included in the measurement of the operating lease liability	¥ 6,708	¥ 6,323
Weighted average remaining lease term (years)	3 years	1 year 1 month 6 days
Weighted average discount rate	1.48%	1.48%